Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

14Cash and cash equivalents

Restricted cash is deemed to be restricted by way of a rent guarantee, which the counterparty can call on in the event of default by the Company.

Current assets at amortized cost, reported as at December 31, 2022, relate to short term deposits. Such balances are presented as cash equivalents if they have a maturity of three months or less from the date of placing deposits and are repayable with 24 hours’ notice with no loss of interest.

All balances are held with financial institutions with a minimum rating of ‘A’.